UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund: CMA North Carolina Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


CMA North Carolina Municipal Money Fund

Schedule of Investments as of December 31, 2005                                                                    (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
North Carolina - 94.8%  $   1,500    Alamance County, North Carolina, Industrial Facilities and Pollution
                                     Control Financing Authority, IDR (Millender Project), VRDN, AMT, 3.62% due
                                     12/01/2020 (a)                                                                   $     1,500

                            2,200    Ashe County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, Industrial Revenue Bonds (Oldham Saw Inc. Project), VRDN,
                                     AMT, 3.60% due 5/01/2014 (a)                                                           2,200

                            1,500    Buncombe County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority Revenue Refunding Bonds (Industrial Development Alliance),
                                     VRDN, AMT, 3.76% due 8/01/2009 (a)                                                     1,500

                            8,090    Charlotte, North Carolina, Airport Revenue Refunding Bonds, VRDN, Series A,
                                     3.48% due 7/01/2016 (a)(c)                                                             8,090

                            4,000    Charlotte, North Carolina, CP, 3% due 7/12/2006                                        4,000

                            3,900    Charlotte, North Carolina, CP, 3.30% due 9/08/2006                                     3,900

                            2,370    Eagle Tax-Exempt Trust, North Carolina State, GO, VRDN, Series 2005-1001,
                                     Class A, 3.56% due 3/01/2023 (a)                                                       2,370

                            1,430    Gaston County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Marlatex Corporation Project), VRDN, AMT, 3.67% due
                                     6/01/2015 (a)                                                                          1,430

                            2,800    Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (High Point Textiles Auxiliaries), Refunding, VRDN, AMT,
                                     3.62% due 6/01/2012 (a)                                                                2,800

                            3,300    Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Nat Sherman Building LLC), VRDN, AMT, 3.72% due
                                     3/01/2022 (a)                                                                          3,300

                              700    Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Neal Manufacturing), VRDN, AMT, 3.60% due 11/01/2013 (a)       700

                            1,800    Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Ornamental Products), VRDN, AMT, 3.60% due 12/01/2014 (a)    1,800


Portfolio Abbreviations


To simplify the listings of CMA North Carolina Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


ACES (SM) Adjustable Convertible Extendible Securities
AMT       Alternative Minimum Tax (subject to)
BAN       Bond Anticipation Notes
CP        Commercial Paper
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
MERLOTS   Municipal Exempt Receipts Liquidity Optional Tenders
PCR       Pollution Control Revenue Bonds
ROCS      Reset Option Certificates
VRDN      Variable Rate Demand Notes


CMA North Carolina Municipal Money Fund

Schedule of Investments as of December 31, 2005 (concluded)                                                        (in Thousands)

                             Face
                           Amount    Municipal Bonds                                                                    Value
North Carolina          $   2,300    Guilford County, North Carolina, Industrial Facilities and Pollution
(concluded)                          Control Financing Authority, IDR (Snider Tire Inc.), VRDN, AMT, 3.62%
                                     due 10/01/2019 (a)                                                               $     2,300

                           12,000    Halifax County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority Revenue Bonds, Exempt Facilities (Westmoreland), VRDN,
                                     3.62% due 12/01/2019 (a)                                                              12,000

                              900    Harnett County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Edwards Brothers Inc. Project), VRDN, AMT, 3.62%
                                     due 1/01/2007 (a)                                                                        900

                              944    High Point, North Carolina, Combined Enterprise System Revenue Bonds, FLOATS,
                                     VRDN, Series 998, 3.55% due 11/01/2031 (a)(e)                                            945

                            4,095    Lee County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Lee Central LLC Project), VRDN, AMT, 3.62% due
                                     12/01/2023 (a)                                                                         4,095

                            2,055    Lincoln County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Packaging NC Project), VRDN, 3.65% due 10/01/2013 (a)        2,055

                            9,000    Martin County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Penco Products Project), VRDN, AMT, 3.65% due
                                     9/01/2022 (a)                                                                          9,000

                              600    Mecklenburg County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, Industrial Revenue Bonds (Ferguson Supply and Box
                                     Manufacturing), VRDN, AMT, 3.65% due 8/01/2010 (a)                                       600

                            4,725    Mecklenburg County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, Industrial Revenue Bonds (Southern Steel Company LLC Project),
                                     VRDN, AMT, 3.57% due 3/02/2015 (a)                                                     4,725

                            3,740    Mecklenburg County, North Carolina, M/F Housing Revenue Bonds (Sycamore Green
                                     Apartments), VRDN, 3.60% due 1/01/2022 (a)                                             3,740

                           14,115    Municipal Securities Trust Certificates, GO, VRDN, Series 138, Class A, 3.56%
                                     due 3/16/2015 (a)                                                                     14,115

                              949    Newland, North Carolina, BAN, 4.50% due 9/20/2006                                        959

                            2,800    North Carolina Agriculture Finance Authority, Agriculture Development Revenue
                                     Bonds (Albemarle Cotton Growers), VRDN, AMT, 3.62% due 7/01/2014 (a)                   2,800

                            7,410    North Carolina Agriculture Finance Authority, Agriculture Development Revenue
                                     Refunding Bonds (Harvey Fertilizer and Gas Project), VRDN, AMT, 3.62% due
                                     6/01/2016 (a)                                                                          7,410

                            2,307    North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding
                                     Bonds, MERLOTS, VRDN, Series 955-D, 3.55% due 1/01/2018 (a)(b)                         2,307

                            5,000    North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding
                                     Bonds, ROCS, VRDN, Series II-R-484, 3.43% due 1/01/2020 (a)(b)                         5,000

                            3,415    North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding
                                     Bonds, VRDN, Series G, 3.54% due 1/01/2018 (a)(b)                                      3,415

                            2,840    North Carolina Educational Facilities Finance Agency Revenue Bonds (Duke
                                     University Project), VRDN, Series A, 3.49% due 6/01/2027 (a)                           2,840

                            1,280    North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 15-C, 3.45%
                                     due 7/01/2032 (a)(d)                                                                   1,280

                            7,800    North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 18-C, 3.45%
                                     due 1/01/2035 (a)                                                                      7,800

                            3,800    North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 22-B, 3.20%
                                     due 11/01/2006 (a)                                                                     3,800

                            3,240    North Carolina Medical Care Commission, Hospital Revenue Bonds (Moses H. Cone
                                     Memorial Health System), VRDN, Series B, 3.38% due 10/01/2035 (a)                      3,240

                            8,800    North Carolina Medical Care Commission, Hospital Revenue Bonds (Pooled Equipment
                                     Financing Project), ACES, VRDN, 3.45% due 12/01/2025 (a)(c)                            8,800

                            4,325    North Carolina Medical Care Commission, Retirement Facilities Revenue Refunding
                                     Bonds (Aldersgate Project), VRDN, 3.50% due 1/01/2031 (a)                              4,325

                            3,450    North Carolina Medical Care Commission Revenue Bonds, ROCS, VRDN, Series II-R-296,
                                     3.56% due 9/01/2033 (a)(d)(f)                                                          3,450

                            4,335    North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds,
                                     ROCS, VRDN, Series II-R-211, 3.56% due 1/01/2020 (a)(c)                                4,335

                            3,715    North Carolina State Educational Assistance Authority, Revenue Refunding Bonds
                                     (Guaranteed Student Loan), VRDN, AMT, Series A-2, 3.42% due 9/01/2035 (a)(b)           3,715

                            1,000    North Carolina State, GO, ROCS, VRDN, Series II-R-384, 3.56% due 3/01/2021 (a)         1,000

                            1,200    North Carolina State University-Raleigh, North Carolina, Revenue Bonds
                                     (Centennial Campus), VRDN, Series A, 3.52% due 12/15/2019 (a)(d)                       1,200

                              720    Piedmont Triad Airport Authority, North Carolina, Special Facility Revenue Bonds
                                     (Cessna Aircraft Company Project), VRDN, 3.60% due 10/01/2012 (a)                        720

                            6,715    Raleigh Durham, North Carolina, Airport Authority, Airport Revenue Bonds, VRDN,
                                     AMT, 3.45% due 11/01/2017 (a)(e)                                                       6,715

                            2,300    Rowan County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, PCR, IDR (Hon Industries Project), VRDN, AMT, 3.62% due
                                     4/01/2018 (a)                                                                          2,300

                            1,900    Rutherford County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (All American Homes of North Carolina), VRDN, AMT,
                                     3.68% due 11/01/2011 (a)                                                               1,900

                            1,750    Sampson County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Dubose Strapping Inc. Project), VRDN, AMT, 3.67%
                                     due 1/01/2012 (a)                                                                      1,750

                            2,200    Stanley County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Patrick Industries Project), VRDN, AMT, 3.68% due
                                     8/01/2010 (a)                                                                          2,200

                            2,000    University of North Carolina, CP, 3.15% due 2/08/2006                                  2,000

                            1,045    University of North Carolina System Pool Revenue Bonds, VRDN, Series A, 4% due
                                     4/01/2006 (a)(b)                                                                       1,048

                            2,780    Vance County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (HH Hunt Manufacturing Facilities LLC Project), VRDN,
                                     3.62% due 6/01/2015 (a)                                                                2,780

                            1,700    Wilson County, North Carolina, Industrial Facilities and Pollution Control
                                     Financing Authority, IDR (Supreme/Murphy Truck Project), VRDN, AMT, 3.68%
                                     due 6/01/2015 (a)                                                                      1,700


Puerto Rico - 3.3%          1,600    Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                                     Class A, 3.53% due 1/25/2016 (a)(c)                                                    1,600

                            3,500    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                     Revenue Refunding Bonds, MERLOTS, VRDN, Series A-11, 2.75% due 7/01/2022 (a)(e)        3,500

                            1,200    Puerto Rico Government Development Bank, CP, 3.45% due 1/03/2006                       1,200

                                     Total Investments (Cost - $185,154*) - 98.1%                                         185,154
                                     Other Assets Less Liabilities - 1.9%                                                   3,603
                                                                                                                      -----------
                                     Net Assets - 100.0%                                                              $   188,757
                                                                                                                      ===========

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(b) AMBAC Insured.

(c) MBIA Insured.

(d) FSA Insured.

(e) FGIC Insured.

(f) FHA Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal
Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006